Nature and Continuance of Operations and Going Concern (Narrative) (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Nature And Continuance Of Operations And Going Concern [Abstract]
Cash	$ 3,961,409	$ 600,402	$ 609,636	$ 6,888,322
Working capital	19,428,489
Accumulated deficit	(72,454,151)	(60,790,972)
Shareholder's equity	$ 18,052,671	$ 27,662,006	$ 27,302,791	$ 34,385,193